Document And Entity Information	Oct. 27, 2022
Document Information [Line Items]
Entity, Registrant Name	Home Federal Bancorp, Inc. of Louisiana
Document, Type	8-K
Document, Period End Date	Oct. 27, 2022
Entity, Incorporation, State or Country Code	LA
Entity, File Number	001-35019
Entity, Tax Identification Number	02-0815311
Entity, Address, Address Line One	624 Market Street
Entity, Address, City or Town	Shreveport
Entity, Address, State or Province	LA
Entity, Address, Postal Zip Code	71101
City Area Code	318
Local Phone Number	222-1145
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HFBL
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001500375